COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
7.	COMMITMENTS AND CONTINGENCIES

On March 5, 2014, Fontem Ventures B.V. and Fontem Holdings 1 B.V., both Netherlands companies (“Fontem”) filed a complaint against us and FIN alleging infringement of U.S. Patents Nos. 8,365,742, 8,375,957, 8,393,331, and 8,490,628 (the “Patents-In-Suit”) based on our manufacture, use, importation, marketing and/or sale of certain products. On April 8, 2013, Fontem filed an amended complaint additionally alleging infringement of U.S. Patent No. 8,689,805. The case is pending in the United States District Court for the Central District of California, Case No. CV14-1651-GW-MRW. Victory and FIN filed an answer and counterclaims against Fontem on May 15, 2014. The counterclaims seek a declaratory judgment that Victory and Fin have not and do not infringe the Patents-In-Suit and that the Patents-In-Suit are invalid. The case is still in the initial stages and no scheduling order has been set to date.

Such patent lawsuits as well as any other potential future third-party lawsuits alleging infringement of patents, trade secrets or other intellectual property rights could force us to do one or more of the following:

•	stop selling products or using technology that allegedly infringe the intellectual property;

•	incur significant legal expenses to defend against lawsuits and/or invalidate patents;

•	pay substantial damages if we are found to be infringing a third party’s intellectual property rights;

•	redesign those products that contain the allegedly infringing intellectual property; or

•	attempt to obtain a license to the relevant intellectual property from third parties, which may not be available to us on reasonable terms or at all.

From time to time we may be involved in various claims and legal actions arising in the ordinary course of our business. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with the applicable accounting literature. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. Certain insurance policies held by the Company may reduce the cash outflows with respect to an adverse outcome on certain of these litigation matters. The Company does not believe it is reasonably possible that any of these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.

Registration Rights

In connection with the 2014 Private Placements, we entered into a registration rights agreement pursuant to which we agreed to register all of the shares of our common stock underlying the notes and the warrants on a Form S-1 Registration Statement to be filed with the SEC by May 15, 2014 and to cause the Registration Statement to be declared effective under the Securities Act within 90 days. If the Registration Statement is not filed or declared effective as indicated, the Company is required to pay partial liquidated damages in cash in an amount equal to 2% of the purchase price paid for the notes and warrants for each 30-day period for which the Company is non-compliant.

In connection with FIN acquisition, the Company entered into a registration rights agreement pursuant to which we agreed to register all of the shares of common stock issued in connection with the transaction on a Form S-1 Registration Statement to be filed with the SEC by April 26, 2014, subject to the satisfaction of the registration rights in connection with the 2014 Private Placements. If the Registration Statement is not filed or declared effective as indicated, the Company is required to pay partial liquidated damages in cash in an amount equal to 2% of the value of the shares issued as consideration for each 30-day period for which the Company is non-compliant.

The Company filed a Form S-1 Registration Statement on May 12, 2014. For an underwritten public offering, which, based on each of their respective terms, revises the filing date of each of the registration rights discussed above until after the closing of said offering. As of March 31, 2014, no liquidated damages were applicable, and currently no liquidated damages are probable.

6.	COMMITMENTS AND CONTINGENCIES

From time to time we may be involved in various claims and legal actions arising in the ordinary course of our business. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with the applicable accounting literature. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. Certain insurance policies held by the Company may reduce the cash outflows with respect to an adverse outcome on certain of these litigation matters. The Company does not believe it is reasonably possible that any of these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.